Common Stock	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Common Stock
5.	Common Stock

On July 8, 2011 the Company completed a reverse stock split on a one new share for seventy old shares basis. As a result of the reverse split, the Company’s authorized share capital decreased from 1,025,000,000 shares of common stock to 14,642,857 shares of common stock On the date of record there were 64,317,715 shares issued and outstanding. Upon consolidation there were 918,825 shares issued and outstanding. This consolidation has been applied retroactively to restate all share and per share amounts.

On July 27, 2011, the Board of Directors approved an amendment to its articles of incorporation to increase the number of our authorized common stock to 1,000,000,000 shares which became effective March 13, 2012.

On July 13, 2011 the Company settled $13,000 of debt owing to the Chief Executive Officer and issued 13,000,000 post-consolidation shares at $.001 per share.

In April 2010 the Company settled accrued expenses of $150,000 by issuing 42,857 post-consolidation shares and accrued wages to a former senior officer of $30,400 by issuing 17,371 post-consolidation shares.